Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforwards	$ 10,685	$ 9,638
Accruals and reserves	1,102	412
Stock based compensation	17	13
Intangibles	345	387
Gross deferred tax assets	12,149	10,450
Valuation allowance	(11,278)	(9,735)
Total deferred tax assets	871	715
Deferred tax liabilities:
Depreciation	(165)	(134)
Intangibles	(226)	0
Deferred commissions	(689)	(761)
Net deferred tax assets (liabilities)	$ (209)	$ (180)